INVESTMENT IN JOINT VENTURE (Tables)	6 Months Ended
Jun. 30, 2019
INVESTMENT IN JOINT VENTURE
Schedule of investment activities

$
Balance at December 31, 2018	25,660,842
Investment in Joint Venture	25,000,000
Transaction costs	290,000
Share of income	20,301,051
Balance at June 30, 2019	71,251,893

Summarized financial information about joint venture

	June 30	December 31
	2019	2018
	$	$
Non-current assets	108,611,519	67,263,020
Current assets (a)	100,575,197	20,414,439
Total assets	209,186,716	87,677,459

Non-current liabilities	22,320,310	2,688,273
Current liabilities	42,708,578	39,465,718
Total liabilities	65,028,888	42,153,991

(a) includes cash and cash equivalents	15,572,914	2,361,948

	Six months ended	Six months ended
	June 30	June 30
	2019	2018
	$	$
Sales	46,715,496	—
Cost of Sales (b)	10,369,461	—
Gross margin before fair value changes	36,346,035	—
Change in fair value of biological asset	(27,654,191)	(422,012)
Gross margin	64,000,226	422,012
Selling, general and administrative expenses	3,712,467	1,364,161
Income (loss) from operations	60,287,759	(942,149)
Other (income) loss	354,130	(77,181)
Income (loss) before taxes	59,933,629	(864,968)
Provision for income taxes	11,299,269	—
Net income (loss)	48,634,360	(864,968)
(b) includes $516,839 of amortization expense
Net Income (loss)	48,634,360	(864,968)
Elimination of transactions with the Company	(8,644,105)	—
Fair value adjustment	611,847	1,626,244
Adjusted net income	40,602,102	761,276

50% Share of income from joint venture	20,301,051	380,638

Schedule of reconciliation of summarized financial information about joint venture

	For the six	For the twelve
	months ended	months ended
	June 30 2019	December 31 2018
	$	$
Total net assets of Pure Sunfarms	144,157,828	45,523,468
50% ownership interest held by the Company	72,078,914	22,761,734
2018 cumulative adjustments carried forward	2,669,470	—
Fair value adjustment recognized during the period	305,923	3,964,388
Elimination of transactions with the Company during the period	(4,322,053)	(1,294,919)
Transaction costs cumulative	519,639	229,639
Carrying amount of the investment	71,251,893	25,660,842